Royalty, Stream and Working Interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Royalty, stream and working interests
Royalty, stream and working interests, net	$ 4,927.5	$ 5,149.3	$ 4,632.1
Royalty, stream and working interest, net depletable	3,980.2	4,107.5
Royalty, stream and working interest, net non-depletable	947.3	1,041.8
Impairment (charges) and reversals	0.0	(68.0)
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	8,531.1	8,507.7
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(3,603.6)	(3,426.4)
Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		68.0
Impairment (charges) and reversals		(68.0)
Impairment (charges) reversals | Weyburn
Royalty, stream and working interests
Impairment (charges) and reversals		(75.5)
Impairment (charges) reversals | Agi Dagi
Royalty, stream and working interests
Impairment (charges) and reversals		7.5
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net	865.8	903.0	406.9
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,582.7	1,590.2
Mining Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(716.9)	(687.2)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net	2,447.4	2,623.0	2,653.6
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	4,513.1	4,511.9
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(2,065.7)	(1,888.9)
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net	1,181.5	1,258.3	1,214.6
Impairment (charges) and reversals		(75.5)
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,937.0	1,972.6
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(755.5)	(789.8)
Energy | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		75.5
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net	371.0	308.8	294.0
Impairment (charges) and reversals		7.5
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	426.6	365.9
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(55.6)	(49.6)
Advanced | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		(7.5)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net	61.8	56.2	$ 63.0
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	71.7	67.1
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	$ (9.9)	$ (10.9)